Interests in Unconsolidated Structured Entities (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Summary of Unconsolidated Structured Entities and Nature of Risks
(2)
Details of scale of unconsolidated structured entities and nature of the risks associated with an entity’s interests in unconsolidated structured entities as of
 December 31, 2022 and 2023, are as follows:

(in millions of Korean won)	December 31, 2022
	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	3,539,827	￦	5,580,445	￦	2,044,989	￦	11,165,261
Assets recognized in statement of financial position
Other financial assets	￦	77,819	￦	237,907	￦	—	￦	315,726
Joint ventures and associates		123,138		268,275		—		391,413

Total	￦	200,957	￦	506,182	￦	—	￦	707,139

Maximum loss exposure 1
Investment assets	￦	200,957	￦	506,182	￦	—	￦	707,139
Investment agreement and others 2		40,914		91,224		—		132,138

Total	￦	241,871	￦	597,406	￦	—	￦	839,277

1	Includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met.
2	Investment agreements and others include purchase agreements, credit granting and others.

(in millions of Korean won)	December 31, 2023
	Real Estate Finance		PEF and Investment Funds		Asset Securitization		Total
Total assets of unconsolidated structured entities	￦	7,890,823	￦	4,833,966	￦	1,846,270	￦	14,571,059
Assets recognized in statement of financial position
Other financial assets	￦	216,040	￦	227,266	￦	—	￦	443,306
Joint ventures and associates		144,517		282,550		—		427,067

Total	￦	360,557	￦	509,816	￦	—	￦	870,373

Maximum loss exposure 1
Investment assets	￦	360,557	￦	509,816	￦	—	￦	870,373
Investment agreement and others 2		44,975		106,064		—		151,039

Total	￦	405,532	￦	615,880	￦	—	￦	1,021,412

1	Includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met.
2	Investment agreements and others include purchase agreements, credit granting and others.